SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)
Common Stocks - 99.3%
Commercial Services - 2.7%
ASGN, Inc. *	13,525	859,649
Booz Allen Hamilton Holding Corp.	48,200	3,999,636

		4,859,285

Consumer Durables - 2.3%
YETI Holdings, Inc. *	91,500	4,146,780

Consumer Non-Durables - 0.9%
Coca-Cola European Partners, PLC	40,700	1,579,567

Consumer Services - 5.2%
Chegg, Inc. *	43,600	3,114,784
Dunkin’ Brands Group, Inc.	21,600	1,769,256
Nexstar Media Group, Inc.	20,650	1,857,054
Service Corp. International	32,200	1,358,196
Strategic Education, Inc.	7,800	713,466
Vail Resorts, Inc.	3,300	706,101

		9,518,857

Electronic Technology -16.3%
Advanced Micro Devices, Inc. *	55,300	4,534,047
Applied Materials, Inc.	35,475	2,108,989
Arista Networks, Inc. *	17,900	3,704,047
Broadcom, Inc.	9,100	3,315,312
Cabot Microelectronics Corp.	10,825	1,545,918
Ciena Corp. *	44,800	1,778,112
Garmin, Ltd.	26,500	2,513,790
Keysight Technologies, Inc. *	23,150	2,286,757
Marvell Technology Group, Ltd.	37,300	1,480,810
MKS Instruments, Inc.	11,750	1,283,452
Monolithic Power Systems, Inc.	5,400	1,509,894
Skyworks Solutions, Inc.	23,900	3,477,450

		29,538,578

Finance - 7.1%
Ameriprise Financial, Inc.	11,700	1,803,087
Arthur J Gallagher & Co.	18,900	1,995,462
Carlyle Group, Inc.	96,800	2,388,056
First Republic Bank	16,550	1,804,943
Intercontinental Exchange, Inc.	25,300	2,531,265
Selective Insurance Group, Inc.	18,250	939,692
T Rowe Price Group, Inc.	11,800	1,512,996

		12,975,501

Health Services - 5.4%
Encompass Health Corp.	34,050	2,212,569
Teladoc Health, Inc. *	29,050	6,368,922
Tenet Healthcare Corp. *	50,950	1,248,784

		9,830,275

Health Technology - 15.9%
Align Technology, Inc. *	8,900	2,913,504
BioMarin Pharmaceutical, Inc. *	23,500	1,787,880

Name of Issuer	Quantity	Fair Value ($)
DexCom, Inc. *	13,050	5,379,602
Edwards Lifesciences Corp. *	10,800	862,056
Exact Sciences Corp. *	29,650	3,022,818
Insulet Corp. *	11,700	2,768,103
iRhythm Technologies, Inc. *	14,700	3,500,217
Jazz Pharmaceuticals, PLC *	5,700	812,763
Sarepta Therapeutics, Inc. *	22,600	3,173,718
Thermo Fisher Scientific, Inc.	10,550	4,658,036

		28,878,697

Industrial Services - 3.6%
Jacobs Engineering Group, Inc.	27,800	2,579,006
Waste Connections, Inc.	38,950	4,043,010

		6,622,016

Non-Energy Minerals - 2.0%
Trex Co., Inc. *	50,200	3,594,320

Process Industries - 3.3%
Ecolab, Inc.	13,000	2,597,920
Scotts Miracle-Gro Co.	21,800	3,333,438

		5,931,358

Producer Manufacturing - 8.4%
AMETEK, Inc.	24,000	2,385,600
Carlisle Cos., Inc.	17,000	2,080,290
Dover Corp.	27,000	2,925,180
Hubbell, Inc.	11,000	1,505,240
L3Harris Technologies, Inc.	6,600	1,120,944
Rockwell Automation, Inc.	6,300	1,390,284
Trane Technologies, PLC	31,700	3,843,625

		15,251,163

Retail Trade - 3.0%
TJX Cos., Inc.	60,000	3,339,000
Ulta Beauty, Inc. *	9,700	2,172,606

		5,511,606

Technology Services - 20.4%
Altair Engineering, Inc. *	24,800	1,041,104
ANSYS, Inc. *	10,750	3,517,723
Aspen Technology, Inc. *	19,900	2,519,141
Atlassian Corp., PLC *	22,900	4,162,991
Autodesk, Inc. *	14,800	3,418,948
Booking Holdings, Inc. *	450	769,806
Dynatrace, Inc. *	45,300	1,858,206
Euronet Worldwide, Inc. *	29,575	2,694,283
GoDaddy, Inc. *	14,600	1,109,162
HubSpot, Inc. *	11,950	3,492,148
Paycom Software, Inc. *	6,100	1,898,930

SEPTEMBER 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
PTC, Inc. *	39,600	3,275,712
Qualys, Inc. *	13,350	1,308,434
Science Applications International Corp.	25,100	1,968,342
Splunk, Inc. *	20,900	3,931,917

		36,966,847

Transportation - 1.3%
Alaska Air Group, Inc.	17,300	633,699
Knight-Swift Transportation Holdings, Inc.	41,600	1,693,120

		2,326,819

Utilities - 1.5%
WEC Energy Group, Inc.	27,800	2,693,820

Total Common Stocks (cost: $91,506,639)		180,225,489

Name of Issuer	Quantity	Fair Value ($)
Short-Term Securities - 0.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost: $1,440,573)	1,440,573	1,440,573

Total Investments in Securities - 100.1% (cost: $92,947,212)		181,666,062
Other Assets and Liabilities, net - (0.1%)		(102,523)

Total Net Assets - 100.0%		$181,563,539

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2020 is as follows:

		Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks **	180,225,489	—	—	180,225,489
Short-Term Securities	1,440,573	—	—	1,440,573

Total:	181,666,062	—	—	181,666,062

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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